CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Uranium sales			$ 4,673,169
Total revenue			4,673,169
Cost of uranium sales:
Royalties and commissions			464,028
Operating expenses	648,278	394,763	2,692,960
Accretion/amortization of restoration reserve	121,183	155,943	257,791
Depreciation and depletion	599,504	756,377	1,089,612
Writedown of uranium properties	1,460,170	961,278	3,517,970
Exploration expenses	17,918	1,646	61,677
Total cost of uranium sales	2,847,053	2,270,007	8,084,038
Loss from operations before corporate expenses	(2,847,053)	(2,270,007)	(3,410,869)
Corporate expenses:
General and administrative (includes stock compensation expense of $884,000, $1,032,000 and $1,258,000 in 2011, 2010 and 2009, respectively)	8,400,955	6,911,672	6,624,023
Provision for legal settlement		1,375,000
Depreciation	127,741	143,361	142,531
Total corporate expenses	8,528,696	8,430,033	6,766,554
Loss from operations	(11,375,749)	(10,700,040)	(10,177,423)
Other income (expense):
Interest expense	(18,968)	(25,362)	(40,637)
Interest and other income, net	195,320	370,835	152,198
Total other income, net	176,352	345,473	111,561
Net loss	$ (11,199,397)	$ (10,354,567)	$ (10,065,862)
Basic and diluted net loss per common share (in dollars per share)	$ (0.12)	$ (0.14)	$ (0.18)